Offerings - Offering: 1	Nov. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2026-V25 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-V25
Amount Registered | shares	572,889,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 572,889,000
Amount of Registration Fee	$ 49,841.34
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee.